EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Details) - CAD ($)	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Total	$ (1,825,715)	$ 392,160
Total Expenses [Member]
Statement [Line Items]
Assays and analysis	10,455	243,280
Drilling	40,799	1,926,119
Environmental	107	17,214
Equipment rental	12,833	12,781
Freight		166,085
Geological, including geophysical	58,330	1,039,395
Graphics	126	6,670
Helicopter and fuel		1,371,285
Operations support	22,955	830,298
Property acquisition and assessments costs	100,139	129,194
Socioeconomic	22,996	177,372
Technical data		146
Travel and accommodation	30,130	647,525
Total	298,870	6,567,364
Other
Statement [Line Items]
Assays and analysis	0	24,400
Drilling	10,952	0
Environmental	0	0
Equipment rental	6,262	2,182
Freight		0
Geological, including geophysical	40,059	56,065
Graphics	0	43
Helicopter and fuel		0
Operations support	2,319	0
Property acquisition and assessments costs	100,000	105,200
Socioeconomic	13,780	825
Technical data		0
Travel and accommodation	4,442	4,922
Total	177,814	193,637
IKE [Member]
Statement [Line Items]
Assays and analysis	1,692	32,389
Drilling	0	424
Environmental	0	330
Equipment rental	4,050	0
Freight		0
Geological, including geophysical	780	43,862
Graphics	0	106
Helicopter and fuel		0
Operations support	3,784	6,744
Property acquisition and assessments costs	0	4,225
Socioeconomic	2,401	8,952
Technical data		0
Travel and accommodation	0	485
Total	12,707	97,517
Duke [Member]
Statement [Line Items]
Assays and analysis	8,763	53,377
Drilling	29,847	1,568,494
Environmental	107	8,797
Equipment rental	2,521	8,129
Freight		81,521
Geological, including geophysical	17,491	568,944
Graphics	126	0
Helicopter and fuel		1,030,136
Operations support	16,852	396,249
Property acquisition and assessments costs	139	4,745
Socioeconomic	6,815	22,500
Technical data		146
Travel and accommodation	25,688	509,979
Total	108,349	4,253,017
JOY [Member]
Statement [Line Items]
Assays and analysis	0	133,114
Drilling	0	357,201
Environmental	0	8,087
Equipment rental	0	2,470
Freight		84,564
Geological, including geophysical	0	370,524
Graphics	0	6,521
Helicopter and fuel		341,149
Operations support	0	427,305
Property acquisition and assessments costs	0	15,024
Socioeconomic	0	145,095
Technical data		0
Travel and accommodation	0	132,139
Total	$ 0	$ 2,023,193